Machinery and Equipment, net (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 0.1	$ 0.1	$ 0.2	$ 0.2
Depreciation expense					$ 0.4	$ 0.4